                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                                    811-2993

                      (Investment Company Act File Number)

                         Edward Jones Money Market Fund
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                             (Registrant's Telephone
                                     Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 2/28/06
                                     -------

               Date of Reporting Period: Six months ended 8/31/05
                            ------------------------

Item 1.           Reports to Stockholders

EdwardJones

Edward Jones Money Market Fund

SEMI-ANNUAL
SHAREHOLDER REPORT

August 31, 2005

Investment Shares
Retirement Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Serving Individual Investors Since 1871

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Investment Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended February 28 or 29,
	8/31/2005		2005		2004		2003	2002	2001
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.011		0.008		0.003		0.010	0.027	0.055
Less Distributions:
Distributions from net investment income	(0.011)		(0.008)		(0.003)		(0.010)	(0.027)	(0.055)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return [1]	1.12%		0.77%		0.30%		0.97%	2.75%	5.62%

Ratios to Average Net Assets:
Net expenses	0.85	% [2]	0.83%		0.86%		0.84%	0.83%	0.91%
Net investment income	2.22	% [2]	0.76%		0.30%		0.96%	2.75%	5.47%
Expense waiver/reimbursement [3]	0.00	% [4]	0.00	% [4]	0.00	% [4]	--	--	--
Supplemental Data:
Net assets, end of period (000 omitted)	$8,163,542		$7,770,049		$8,134,397		$9,090,066	$9,722,644	$11,019,037

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.

4 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Retirement Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended February 28 or 29,			Period Ended
	8/31/2005		2005	2004	2003	2/28/2002 [1]
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.009		0.004	0.001	0.005	0.014
Less Distributions:
Distributions from net investment income	(0.009)		(0.004)	(0.001)	(0.005)	(0.014)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return [2]	0.92%		0.41%	0.08%	0.50%	1.41%

Ratios to Average Net Assets:
Net expenses	1.24	% [3]	1.19%	1.08%	1.30%	1.30	% [3]
Net investment income	1.81	% [3]	0.40%	0.08%	0.49%	1.78	% [3]
Expense waiver/reimbursement [4]	0.01	% [3]	0.11%	0.12%	--	--
Supplemental Data:
Net assets, end of period (000 omitted)	$2,229,851		$2,179,354	$2,254,007	$2,235,185	$1,826,666

1 Reflects operations for the period from May 21, 2001 (date of initial public investment) to February 28, 2002.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on annualized basis.

4 This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder services fees, and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 01, 2005 to August 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 3/1/2005	Ending Account Value 8/31/2005	Expenses Paid During Period [1]
Actual:
Investment Shares	$1,000	$1,011.20	$4.31
Retirement Shares	$1,000	$1,009.20	$6.28
Hypothetical (assuming a 5% return before expenses):
Investment Shares	$1,000	$1,020.92	$4.33
Retirement Shares	$1,000	$1,018.95	$6.31

1 Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Investment Shares	0.85%
Retirement Shares	1.24%

Portfolio of Investments Summary Tables

At August 31, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
U.S. Government Agency Securities	28.0%
Repurchase Agreements	72.0%
TOTAL	100.0%

At August 31, 2005, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	44.8%
8-30 Days	29.8%
31-90 Days	20.7%
91-180 Days	1.9%
181 Days or more	2.8%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

August 31, 2005 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--27.4%
$1,052,500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.265% - 3.670%, 9/12/2005 - 11/16/2005	$1,052,224,371
187,000,000		Federal Home Loan Bank System Notes, 2.500% - 4.000%, 2/24/2006 - 9/15/2006	186,096,258
316,386,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 3.210% - 3.350%, 9/27/2005 - 12/6/2005	314,881,798
100,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 3.340%, 9/27/2005	99,921,218
236,500,000		Federal Home Loan Mortgage Corp. Notes, 1.875% - 5.500%, 1/15/2006 - 8/15/2006	236,000,196
963,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 3.220% - 3.617%, 9/6/2005 - 11/6/2005	962,855,959
		TOTAL GOVERNMENT AGENCIES	2,851,979,800
		REPURCHASE AGREEMENTS--70.7%
135,000,000		Interest in $150,000,000 joint repurchase agreement 3.61%, dated 8/31/2005 under which ABN AMRO, Inc. will repurchase U.S. Government Agency and Treasury securities with various maturities to 9/1/2035 for $150,015,042 on 9/1/2005. The market value of the underlying securities at the end of the period was $153,015,687.	135,000,000
160,912,000		Interest in $1,143,000,000 joint repurchase agreement 3.61%, dated 8/31/2005 under which BNP Paribas Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 9/1/2035 for $1,143,114,618 on 9/1/2005. The market value of the underlying securities at the end of the period was $1,169,697,210.	160,912,000
429,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 3.58%, dated 8/10/2005 under which Banc of America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 8/25/2035 for $753,729,167 on 9/30/2005. The market value of the underlying securities at the end of the period was $772,500,001.	429,000,000
200,000,000		Interest in $1,500,000,000 joint repurchase agreement 3.61%, dated 8/31/2005 under which Bank of America N.A. will repurchase a U.S. Government Agency security with a maturity to 7/1/2035 for $1,500,150,417 on 9/1/2005. The market value of the underlying security at the end of the period was $1,530,000,000.	200,000,000
810,000,000		Interest in $4,350,000,000 joint repurchase agreement 3.61%, dated 8/31/2005 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 7/15/2032 for $4,350,436,208 on 9/1/2005. The market value of the underlying securities at the end of the period was $4,437,445,374.	810,000,000
308,000,000		Interest in $1,000,000,000 joint repurchase agreement 3.61%, dated 8/31/2005 under which Bear Stearns & Co, Inc. will repurchase U.S. Government Agency securities with various maturities to 7/25/2044 for $1,000,100,278 on 9/1/2005. The market value of the underlying securities at the end of the period was $1,030,000,636.	308,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$314,000,000	[3]	Interest in $550,000,000 joint repurchase agreement 3.50%, dated 7/27/2005 under which Citigroup Global Markets, Inc. will repurchase U.S. Government Agency securities with various maturities to 8/25/2035 for $553,315,278 on 9/27/2005. The market value of the underlying securities at the end of the period was $566,500,000.	$314,000,000
500,000,000		Interest in $900,000,000 joint repurchase agreement 3.61%, dated 8/31/2005 under which Citigroup Global Markets, Inc. will repurchase U.S. Government Agency securities with various maturities to 12/1/2034 for $900,090,250 on 9/1/2005. The market value of the underlying securities at the end of the period was $920,931,579.	500,000,000
293,000,000		Interest in $1,300,000,000 joint repurchase agreement 3.61%, dated 8/31/2005 under which Countrywide Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 6/25/2044 for $1,300,130,361 on 9/1/2005. The market value of the underlying securities at the end of the period was $1,333,077,375.	293,000,000
310,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 3.43%, dated 7/15/2005 under which Credit Suisse First Boston LLC will repurchase U.S. Government Agency securities with various maturities to 9/1/2035 for $502,858,333 on 9/16/2005. The market value of the underlying securities at the end of the period was $520,345,248.	310,000,000
269,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 3.43%, dated 7/18/2005 under which Credit Suisse First Boston LLC will repurchase U.S. Government Agency securities with various maturities to 9/1/2035 for $502,810,694 on 9/16/2005. The market value of the underlying securities at the end of the period was $520,242,083.	269,000,000
150,000,000	[3]	Interest in $350,000,000 joint repurchase agreement 3.55%, dated 7/19/2005 under which Credit Suisse First Boston LLC will repurchase U.S. Government Agency securities with various maturities to 9/1/2035 for $353,140,764 on 10/19/2005. The market value of the underlying securities at the end of the period was $364,199,521.	150,000,000
198,000,000	[3]	Interest in $350,000,000 joint repurchase agreement 3.62%, dated 8/15/2005 under which Credit Suisse First Boston LLC will repurchase U.S. Government Agency securities with various maturities to 9/1/2035 for $352,287,639 on 10/20/2005. The market value of the underlying securities at the end of the period was $364,200,668.	198,000,000
226,000,000	[3]	Interest in $480,000,000 joint repurchase agreement 3.65%, dated 8/2/2005 under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency and Treasury securities with various maturities to 9/1/2044 for $484,380,000 on 10/31/2005. The market value of the underlying securities at the end of the period was $497,418,336.	226,000,000
461,000,000	[3]	Interest in $900,000,000 joint repurchase agreement 3.73%, dated 8/18/2005 under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency and Treasury securities with various maturities to 9/1/2035 for $908,299,250 on 11/15/2005. The market value of the underlying securities at the end of the period was $934,204,861.	461,000,000
363,000,000		Interest in $500,000,000 joint repurchase agreement 3.61%, dated 8/31/2005 under which Greenwich Capital Markets, Inc. will repurchase U.S. Government Agency securities with various maturities to 11/28/2035 for $500,050,139 on 9/1/2005. The market value of the underlying securities at the end of the period was $515,002,155.	363,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$153,048,000		Interest in $1,300,000,000 joint repurchase agreement 3.56%, dated 8/31/2005 under which J.P. Morgan Securities, Inc. will repurchase a U.S. Treasury security with a maturity to 8/15/2008 for $1,300,128,556 on 9/1/2005. The market value of the underlying security at the end of the period was $1,326,000,000.	$153,048,000
369,000,000		Interest in $500,000,000 joint repurchase agreement 3.62%, dated 8/31/2005 under which J.P. Morgan Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 7/15/2035 for $500,050,278 on 9/1/2005. The market value of the underlying securities at the end of the period was $510,002,351.	369,000,000
660,000,000		Interest in $800,000,000 joint repurchase agreement 3.61%, dated 8/31/2005 under which Morgan Stanley & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 8/1/2035 for $800,080,222 on 9/1/2005. The market value of the underlying securities at the end of the period was $819,509,147.	660,000,000
300,000,000		Interest in $2,000,000,000 joint repurchase agreement 3.55%, dated 8/31/2005 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 7/15/2015 for $2,000,197,222 on 9/1/2005. The market value of the underlying securities at the end of the period was $2,040,000,292.	300,000,000
357,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 3.58%, dated 8/17/2005 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 6/25/2035 for $753,207,083 on 9/30/2005. The market value of the underlying securities at the end of the period was $773,532,202.	357,000,000
378,000,000	[3]	Interest in $750,000,000 joint repurchase agreement, 3.60%, dated 8/11/2005 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 6/25/2035 for $754,200,000 on 10/7/2005. The market value of the underlying securities at the end of the period was $774,560,346.	378,000,000
		TOTAL REPURCHASE AGREEMENTS	7,343,960,000
		TOTAL INVESTMENTS--98.1% (AT AMORTIZED COST) [4]	10,195,939,800
		OTHER ASSETS AND LIABILITIES - NET--1.9%	197,452,898
		TOTAL NET ASSETS--100%	$10,393,392,698

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven days' notice.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2005 (unaudited)

Assets:
Investments in repurchase agreements	$7,343,960,000
Investment securities	2,851,979,800
Total investments in securities, at amortized cost and value		$10,195,939,800
Cash		229,735
Income receivable		21,221,427
Receivable for shares sold		201,990,725
TOTAL ASSETS		10,419,381,687
Liabilities:
Payable for shares redeemed	14,981,350
Income distribution payable	6,640,038
Payable for transfer and dividend disbursing agent fees and expenses (Note 4)	2,167,572
Payable for Directors'/Trustees' fees	6,465
Payable for shareholder services fee (Note 4)	2,177,314
Accrued expenses	16,250
TOTAL LIABILITIES		25,988,989
Net assets for 10,393,447,590 shares outstanding		$10,393,392,698
Net Assets Consist of:
Paid-in capital		$10,393,447,636
Accumulated net investment income (loss)		(54,938)
TOTAL NET ASSETS		$10,393,392,698
Net Asset Value, Offering Price and Redemption Proceeds per Share:
Investment Shares:
$8,163,541,701 ÷ 8,163,741,522 shares outstanding, no par value, unlimited shares authorized		$1.00
Retirement Shares:
$2,229,850,997 ÷ 2,229,706,068 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended August 31, 2005 (unaudited)

Investment Income:
Interest			$154,729,949
Expenses:
Investment adviser fee (Note 4)		$20,808,332
Administrative personnel and services fee (Note 4)		4,043,042
Custodian fees		139,780
Transfer and dividend disbursing agent fees and expenses--Investment Shares (Note 4)		3,819,444
Transfer and dividend disbursing agent fees and expenses--Retirement Shares (Note 4)		5,541,545
Directors'/Trustees' fees		40,379
Auditing fees		6,706
Legal fees		5,992
Portfolio accounting fees		88,898
Shareholder services fee--Investment Shares (Note 4)		9,869,464
Shareholder services fee--Retirement Shares (Note 4)		2,741,908
Share registration costs		381,388
Printing and postage		462,570
Insurance premiums		40,443
Miscellaneous		19,486
TOTAL EXPENSES		48,009,377
Waivers (Note 4):
Waiver of administrative personnel and services fee	$(199,096)
Waiver of transfer and dividend disbursing agent fees and expenses--Retirement Shares	(445,309)
TOTAL WAIVERS		(644,405)
Net expenses			47,364,972
Net investment income			$107,364,977

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 8/31/2005	Year Ended 2/28/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$107,364,977	$68,142,152
Distributions to Shareholders:
Distributions from net investment income
Investment Shares	(87,627,844)	(59,431,979)
Retirement Shares	(19,771,110)	(8,725,955)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(107,398,954)	(68,157,934)
Share Transactions:
Proceeds from sale of shares	28,759,307,738	49,340,467,605
Net asset value of shares issued to shareholders in payment of distributions declared	101,461,355	64,791,631
Cost of shares redeemed	(28,416,745,551)	(49,844,306,916)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	444,023,542	(439,047,680)
Change in net assets	443,989,565	(439,063,462)
Net Assets:
Beginning of period	9,949,403,133	10,388,466,595
End of period (including accumulated net investment income (loss) of $(54,938) and $(20,961), respectively)	$10,393,392,698	$9,949,403,133

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2005 (unaudited)

1. ORGANIZATION

Edward Jones Money Market Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

The Fund offers two classes of shares: Investment Shares and Retirement Shares. All shares of the Fund have equal rights with respect to voting except on class specific matters. The financial highlights of the Investment Shares and Retirement Shares are presented separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as transfer and dividend disbursing fees, and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 8/31/2005		Year Ended 2/28/2005
Investment Shares:	Shares	Amount	Shares	Amount
Shares sold	15,615,492,711	$15,615,492,711	26,880,270,814	$26,880,270,814
Shares issued to shareholders in payment of distributions declared	83,347,951	83,347,951	56,837,522	56,837,522
Shares redeemed	(15,305,232,653)	(15,305,232,607)	(27,301,349,823)	(27,301,349,823)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	393,608,009	$393,608,055	(364,241,487)	$(364,241,487)

	Six Months Ended 8/31/2005		Year Ended 2/28/2005
Retirement Shares:	Shares	Amount	Shares	Amount
Shares sold	13,143,815,026	$13,143,815,027	22,460,196,791	$22,460,196,791
Shares issued to shareholders in payment of distributions declared	18,113,404	18,113,404	7,954,109	7,954,109
Shares redeemed	(13,111,512,944)	(13,111,512,944)	(22,542,957,093)	(22,542,957,093)
NET CHANGE RESULTING FROM RETIREMENT SHARE TRANSACTIONS	50,415,486	$50,415,487	(74,806,193)	$(74,806,193)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	444,023,495	$444,023,542	(439,047,680)	$(439,047,680)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Passport Research, Ltd., the Fund's investment adviser (the "Adviser") receives for its services an annual investment adviser fee based on average daily net assets of the Fund as follows: 0.500% on the first $500 million; 0.475% on the second $500 million; 0.450% on the third $500 million; 0.425% on the fourth $500 million; and 0.400% on amounts more than $2 billion. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Adviser's Background

Passport Research, Ltd., is a Pennsylvania limited partnership organized in 1981. Federated Investment Management Company (FIMCO), is the general partner of the Adviser and has a 50.5% interest in the Adviser. FIMCO is owned by Federated Investors, Inc. Edward D. Jones & Co., L.P. d/b/a Edward Jones is the limited partner of the Adviser and has a 49.5% interest in the Adviser. Last year, the general partner received approximately 30% of the Adviser's revenues, while Edward Jones received approximately 70%. This allocation may vary depending upon total assets in the Fund or other factors.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended August 31, 2005, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund. FAS has delegated certain fund administration responsibilities to Edward Jones. As compensation for its services, FAS shares one-half of the administrative fee that FAS receives with Edward Jones.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Investment Shares and Retirement Shares to financial institutions or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Investors, Inc., for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial institutions directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial institutions. FSSC or these financial institutions may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time.

Transfer and Dividend Disbursing Agent Fees and Expenses

Edward Jones serves as transfer and dividend disbursing agent for the Fund. The fee paid to Edward Jones is based on the size, type and number of accounts and transactions made by shareholders. Edward Jones may voluntarily choose to waive any portion of its fee. Edward Jones can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

Federated

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (the "Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorney fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Edward Jones

On December 20, 2004, the California Attorney General filed: People of the State of California vs. Edward D. Jones & Co., L.P. in the Superior Court for Sacramento, California. The California Attorney General alleges that Edward Jones violated Sections 25401 and 2516(a) of the California Corporations Code by failing to adequately disclose to California resident customers purchasing mutual fund shares, Edward Jones' revenue sharing arrangements. The Complaint seeks unspecified damages, attorney's fees, injunctive relief and a civil monetary penalty of $25,000 for each alleged violation of the Corporations Code. Edward Jones removed the case to federal court and filed a motion to dismiss. The California Attorney General has filed a motion to have the case remanded back to state court. No hearing has yet occurred on any of the pending motions.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Edward Jones
201 Progress Parkway
Maryland Heights, Missouri 63043
1-800-331-2451

Cusip 48019P102
Cusip 48019P201

8092605 (10/05)

EdwardJones

Item 2.           Code of Ethics

                  Not Applicable

Item 3.           Audit Committee Financial Expert

                  Not Applicable

Item 4.           Principal Accountant Fees and Services

                  Not Applicable

Item 5.           Audit Committee of Listed Registrants

                  Not Applicable

Item 6.           Schedule of Investments

                  Not Applicable

Item 7.           Disclosure of Proxy Voting Policies and Procedures for Closed-
                  End Management Investment Companies

                  Not Applicable

Item 8.           Portfolio Managers of Closed-End Management Investment
                  Companies

                  Not Applicable

Item 9.           Purchases of Equity Securities by Closed-End Management
                  Investment Company and Affiliated Purchasers

                  Not Applicable

Item 10.          Submission of Matters to a Vote of Security Holders

                  Not Applicable

Item 11.          Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.          Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Edward Jones Money Market Fund

By                /S/ Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer
                                        (insert name and title)

Date              October 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                /S/ J. Christopher Donahue
                  J. Christopher Donahue, Principal Executive Officer

Date              October 21, 2005

By                /S/ Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer

Date              October 21, 2005